UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
FOR THE MONTHLY REPORTING PERIOD FROM DECEMBER 1, 2009 THROUGH DECEMBER 31, 2009
COMMISSION FILE NUMBERS OF ISSUING ENTITY: 333-141065 and 333-32874
Advanta Business Card Master Trust
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)
Advanta Business Receivables Corp.
(Exact name of depositor as specified in its charter)
Advanta Bank Corp.
(Exact name of sponsor as specified in its charter)
DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Wilmington Trust Company,
Rodney Square North
1100 North Market St.
Wilmington, DE, 19890
(Address of principal executive offices of issuing entity)
(302) 651-8951
(Telephone number, including area code)
23-2852207
(I.R.S. Employer Identification No. Issuing Entity)
N/A
(Former name, former address, if changed since last report)
Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

     PART I. Distribution Information
Item 1. Distribution and Pool Performance Information:
Response to Item 1 is set forth in Exhibit 99.
     PART II. Other Information
Item 8.01. Other Information
Defined terms used in this Form 10-D but not defined herein have the meanings ascribed to them in the Advanta Business Card Master Trust Master Indenture, the Transfer and Servicing Agreement or the AdvantaSeries Indenture Supplement.
As of December 31, 2009, the Advanta Business Card Master Trust (“ABCMT”) total Receivables balance was $2.3 billion. On the January 20, 2010 Payment Date, $95 million of principal collections that were on deposit in the Collection Account with respect to the December 2009 Monthly Period plus $24 million of additional Available Principal Collections were distributed pro-rata to all Class A Noteholders.
There were insufficient Available Finance Charge Collections to cover the AdvantaSeries Defaulted Amount, resulting in the Invested Amount of Class C notes being reduced to $118 million as of the January 2010 Payment Date.

Item 9 — Exhibits
Item 9.01 (c). Exhibits
The following is filed as an exhibit to this Report under Exhibit 99:
99.1	AdvantaSeries Asset Backed Notes — Monthly Noteholder’s Statement for the Monthly Period of December 1, 2009 through December 31, 2009

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ADVANTA BUSINESS RECEIVABLES CORP.
(Depositor)

By: Name:	/s/ Michael Coco Michael Coco
Title:	President

ADVANTA BANK CORP.
(Servicer)

By: Name:	/s/ Michael Coco Michael Coco
Title:	Vice President and Treasurer
Dated: January 20, 2010

Exhibit Index
Exhibit No.
The following is filed as an exhibit to this Report under Exhibit 99:
99.1	AdvantaSeries Asset Backed Notes — Monthly Noteholder’s Statement for the Monthly Period of December 1, 2009 through December 31, 2009

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